Business Combinations	12 Months Ended
Dec. 31, 2021
Disclosure of business combinations [text block] [Abstract]
BUSINESS COMBINATIONS

NOTE 16 - BUSINESS COMBINATIONS:

a.

Acquisition of NNNW

On December 8, 2020, the Company closed an equity purchase agreement with NNNW LLC and its sole shareholder, pursuant to which the Company acquired all (100%) of the outstanding equity interests of NNNW LLC (“Equity Interest”), a private U.S., Illinois based company, in the business enterprise privacy solution industry. The Equity Interest acquired was accounted for as a business combination. In consideration for the Equity Interest, the Company agreed to pay NNNW’s sole shareholder an amount equal to $1,100 thousand (the “Initial Equity Interest Price”). The parties agreed that the Initial Equity Interest Price may be increased or decreased on a dollar-for-dollar basis in the event NNNW has a positive or a negative working capital on the date of the closing. Pursuant to this mechanism, in March 2021 the Initial Equity Interest Price was decreased by $51 thousand. An additional amount equal to NNNW’s 2021 revenues less $1 million will be paid in April 2022, subject to an operating margin of at least 37.5% in 2021. The Company, in its sole discretion, may pay up to 25% of the contingent consideration by issuing ADSs. The fair value of the contingent consideration was valued using a Monte Carlo model. The primary inputs are described in Note 4. As of December 31, 2021, the milestones mentioned above were not achieved. The costs associated with the acquisition were approximately $118 thousand and are recorded in general and administrative expense.

The acquisition date fair value of the consideration transferred was $1,733 thousand, which consisted of the following:

December 8, 2020
U.S. dollar in thousands
Consideration:
Cash consideration	1,049
Contingent consideration	684
1,733

The following table summarizes the fair values of assets acquired and liabilities assumed as of the date of acquisition:

December 8, 2020
U.S. dollar in thousands
Cash and cash equivalents	30
Accounts receivable - trade	11
Accounts receivable - other	61
Customer relations	515
Accounts payable - trade	(12)
Accounts payable - other	(2)
Contract liabilities	(139)
Goodwill	1,269
Net assets acquired	1,733

Customer relations are amortized on a straight-line basis over 7 years. Goodwill primarily represented the value of assembled workforce.

From the date of acquisition through December 31, 2020, NNNW has contributed $92 thousand to the revenue of the Company and has decreased the net loss of the Company by $4 thousand. If the business combination had taken place on January 1, 2020, consolidated unaudited pro forma revenue and net loss would have been $6,084 thousand and $7,486 thousand, respectively, for the year ended December 31, 2020.

b.

Acquisition of CyberKick

On July 4, 2021, the Company completed the acquisition of all issued and outstanding share capital of CyberKick, which provides solutions for security and privacy tools developers and consumers. The initial consideration paid was $9.3 million, which consisted of cash consideration of $3.7 million and equity consideration of $5.6 million paid by the issuance of 4,062,045 ordinary shares of the Company (based on the average weight of the share price for an agreed period prior to the acquisition). The consideration may be increased by an additional earn-out payment of up to $3 million to CyberKick’s founders, subject to certain revenue targets of CyberKick during the first and second year following the closing of the transaction, provided that the entitlement shall be only of the founders who are still engaged by CyberKick at such time. The Company may decide, at its sole discretion, to pay the earn-out consideration in equity, in whole or in part. The costs associated with the acquisition were approximately $215 thousand and are recorded in general and administrative expense.

The acquisition date fair value of the consideration transferred was $9,508 thousand, which consisted of the following:

July 4, 2021
U.S. dollar in thousands
Consideration:
Cash	3,700
Fair value of ordinary shares issued	5,808
9,508

The following table summarizes the fair values of assets acquired and liabilities assumed as of the date of acquisition:

July 4, 2021
U.S. dollar in thousands

Customer relations	3,228
Technologies	792
Deferred tax liabilities	(825)
Property and equipment, net	2
Goodwill	6,311
Net assets acquired	9,508

The estimated useful life of the acquired technologies is 10 years, and the customer relations is between 2 to 8 years. Goodwill primarily represented the value of assembled workforce.

The Company issued 4,062,045 ordinary shares with an estimated fair value of $5,808 thousand, representing $1.43 per share. The fair value of ordinary shares issued was determined using the Company’s market price per share in the TASE as of the closing date, translated into U.S. dollars using the exchange rate as of such date.

The Company assumed earn-out consideration to CyberKick’s founders with an estimated fair value of $3 million. The fair value of the earn-out consideration was allocated to future services and continued employment and will be expensed over the remaining service periods.

From the date of acquisition through December 31, 2021, CyberKick has contributed $3,389 thousand to the revenue of the Company and has increased the net loss of the Company by $1,478 thousand. If the business combination had taken place on January 1, 2021, consolidated unaudited pro forma revenue and net loss would have been $12,572 thousand and $13,571 thousand, respectively, for the year ended December 31, 2021.